PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
	December 31, 2017	December 31, 2016
Computers	$55,244	$72,124
Office equipment	43,590	36,850
Subtotal	98,834	108,974
Less accumulated depreciation	(43,688)	(31,652)
Property and equipment, net	$55,146	$77,322